                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 43                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-4025

     Amendment No. 44                                                [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

       Approximate Date of Proposed Public Offering: October 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on October 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS

Tax-Free Bond Fund
Tax-Free Money Market Fund

INSTITUTIONAL CLASS

Tax-Free Bond Fund

OCTOBER 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[AMERICAN CENTURY INVESTMENTS LOGO AND TEXT LOGO]

[american century investments logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that are exempt from federal income tax.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds'
primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

FUND                   PRIMARY INVESTMENTS              PRINCIPAL RISKS
--------------------------------------------------------------------------------------
Tax-Free Bond          Quality debt securities          Credit risk
                       of all maturity ranges           Moderate interest rate risk(1)
--------------------------------------------------------------------------------------
Tax-Free Money Market  High-quality, very short-term    Low credit risk
                       debt securities
--------------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current tax-free income

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan

*  investing for long-term growth

*  looking for the added security of FDIC insurance

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
        ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO
        PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS
        POSSIBLE TO LOSE MONEY BY INVESTING IN IT.

------
2

FUND PERFORMANCE HISTORY

TAX-FREE BOND FUND
TAX-FREE MONEY MARKET FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

TAX-FREE BOND FUND - INVESTOR CLASS (1)

[data from bar chart]

2003               4.04%
2002               9.13%
2001               5.24%
2000               9.91%
1999               -0.95%
1998               5.81%
1997               7.44%
1996               3.94%
1995               11.93%
1994               -2.06%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, TAX
     FREE BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -1.03%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                               HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Tax-Free Bond                  4.51% (3Q 2002)                  -3.54% (1Q 1994)
--------------------------------------------------------------------------------

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3

TAX-FREE MONEY MARKET FUND - INVESTOR CLASS (1)(2)

[Data from bar chart]

2003               0.73%
2002               1.18%
2001               2.52%
2000               3.82%
1999               2.97%
1998               3.47%
1997               3.43%
1996               2.98%
1995               3.36%
1994               2.31%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     TAX-FREE MONEY MARKET'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 0.33%.

(2)  FROM AUGUST 1, 1997, TO JULY 31, 1998, ALL OR A PORTION OF THE FUND'S
     MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE HIGHER THAN
     THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT. BEGINNING ON AUGUST
     1, 1998, MANAGEMENT FEES WERE PHASED IN AT A RATE OF 0.10% EACH MONTH UNTIL
     DECEMBER 1, 1998.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Tax-Free Money Market              1.01% (4Q 2000)              0.14% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. As a money market fund,
Tax-Free Money Market is not required to include after-tax information or a benchmark. When the Institutional Class of Tax-Free Bond has a full calendar year's worth of performance information, an additional table will show average annual total returns before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

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4

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003             1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------------------------
Tax-Free Bond

Return Before Taxes                                       4.04%    5.40%    5.36%

Return After Taxes on Distributions                       3.97%    5.31%    5.21%

Return After Taxes on Distributions
   and Sale of Fund Shares                                3.87%    5.19%    5.15%

Lehman Brothers Municipal                                 4.19%    5.47%    5.41%
   5-Year General Obligation Index
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------
Tax-Free Money Market (1)

Return Before Taxes                                       0.73%    2.24%    2.67%
------------------------------------------------------------------------------------

(1)  FROM AUGUST 1, 1997, TO JULY 31, 1998, ALL OR A PORTION OF THE FUND'S
     MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE HIGHER THAN
     THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT. BEGINNING ON AUGUST
     1, 1998, MANAGEMENT FEES WERE PHASED IN AT A RATE OF 0.10% EACH MONTH UNTIL
     DECEMBER 1, 1998.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

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5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                      $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT   DISTRIBUTION AND       OTHER          TOTAL ANNUAL FUND
                        FEE (1)      SERVICE (12B-1) FEES   EXPENSES (2)   OPERATING EXPENSES
---------------------------------------------------------------------------------------------
Tax-Free Bond
  Investor Class        0.50%        None                   0.01%          0.51%
---------------------------------------------------------------------------------------------
  Institutional Class   0.30%        None                   0.01%          0.31%
---------------------------------------------------------------------------------------------
Tax-Free Money Market
  Investor Class        0.49%        None                   0.02%          0.51%
---------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE A STEPPED FEE SCHEDULE. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, AND, FOR THE MONEY
     MARKET FUNDS, PORTFOLIO INSURANCE.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Tax-Free Bond

 Investor Class              $52          $163          $285         $640
--------------------------------------------------------------------------------
 Institutional Class         $32          $100          $174         $393
--------------------------------------------------------------------------------
Tax-Free Money Market

  Investor Class              $52          $163          $285         $640
--------------------------------------------------------------------------------

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6

OBJECTIVES, STRATEGIES AND RISKS

TAX-FREE BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks safety of principal and high current income that is exempt from federal income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers buy QUALITY DEBT SECURITIES and will invest at least 80% of the fund's assets in debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S.
territories usually issue these securities for public projects, such as schools and roads.

        [graphic of triangle]

        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED
        BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

The fund managers also may buy quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's assets may be invested in these securities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

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7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher-rated securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund managers monitor Tax-Free Bond's weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, Tax-Free Bond's potential income and potential loss are moderate as compared to other funds, but may fluctuate as the fund managers reposition the fund in response to changing market conditions.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

------
8

TAX-FREE MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers invest at least 80% of the fund's assets in cash-equivalent,
HIGH-QUALITY DEBT SECURITIES with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S.
territories usually issue these securities for public projects, such as schools and roads.

        [graphic of triangle]

        A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN
        INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
        DETERMINED BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE
        DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE
        STATEMENT OF ADDITIONAL INFORMATION.

The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because cash-equivalent securities are among the least risky securities available, the interest they pay is among the lowest for interest-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

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9

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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10

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even an AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

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11

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                           INTEREST RATE RISK     CREDIT RISK     LIQUIDITY RISK
--------------------------------------------------------------------------------
Tax-Free Bond              Moderate(1)            Moderate        Moderate
--------------------------------------------------------------------------------
Tax-Free Money Market      Lowest                 Lowest          Lowest
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

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12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED MAY 31, 2004            INVESTOR CLASS    INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------
Tax-Free Bond                                     0.50%             0.30%
---------------------------------------------------------------------------------------
Tax-Free Money Market                             0.49%             N/A(1)
---------------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER INSTITUTIONAL CLASS SHARES.

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13

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objectives and strategy.

The portfolio managers on the Municipal Bond team are identified below.

Tax-Free Bond

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991 when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration - finance from
San Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

The portfolio managers on the Money Market team are identified below.

Tax-Free Money Market

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Money Market team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

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14

DENISE LATCHFORD

Ms. Latchford, Vice President and Senior Portfolio Manager, has been a member of the team since January 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University - San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, joined the team in October 2000 as a
Fixed-Income Trader and was promoted to Portfolio Manager in February 2003. She joined American Century in 1998 as a Senior Fund Accountant. She has a
bachelor's degree in finance from the University of Iowa and a master's degree from Golden Gate University - San Francisco.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

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15

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT SHAREHOLDER MAILINGS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact your intermediary directly. For American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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16

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Relations                      Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
17

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS
P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

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18

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,500 for
Tax-Free Money Market and $5,000 for Tax-Free Bond. The funds are not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS . IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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19

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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20

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

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21

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

 Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on their behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

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23

Tax-Free Bond

Tax-Free Bond pays distributions from net income monthly. The fund generally pays capital gains distributions, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

Tax-Free Money Market

Tax-Free Money Market declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

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24

TAXES

Tax-Exempt Income

Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

*  MARKET DISCOUNT PURCHASES. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

         [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

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25

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
26

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Tax-Free Bond - Investor Class, Institutional Class

*  Tax-Free Money Market - Investor Class

The shares offered by this prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through institutions like banks, broker-dealers and insurance companies. Tax-Free Bond is the only fund currently offering an Institutional
Class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the fund.

------
27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' Annual Reports, which are available upon request.

------
28

TAX-FREE BOND FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31

------------------------------------------------------------------------------------------------
                                           2004        2003       2002       2001       2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.19      $10.63     $10.50     $9.93      $10.39
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income                   0.37        0.39       0.44       0.48       0.48
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  (0.45)      0.58       0.22       0.57       (0.44)
------------------------------------------------------------------------------------------------
   Total From Investment Operations        (0.08)      0.97       0.66       1.05       0.04
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.37)      (0.39)     (0.44)     (0.48)     (0.48)
----------------------------------------
   From Net Realized Gains                 (0.03)      (0.02)     (0.09)     --         (0.02)
------------------------------------------------------------------------------------------------
   Total Distributions                     (0.40)      (0.41)     (0.53)     (0.48)     (0.50)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $10.71      $11.19     $10.63     $10.50     $9.93
================================================================================================
   TOTAL RETURN(1)                         (0.79)%     9.31%      6.45%      10.77%     0.44%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.51%       0.51%      0.51%      0.51%      0.51%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets               3.34%       3.62%      4.14%      4.65%      4.75%
----------------------------------------
Portfolio Turnover Rate                    60%         57%        86%        106%       107%
----------------------------------------
Net Assets, End of Period
(in thousands)                             $583,689    $620,000   $382,447   $188,186   $149,511
------------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
29

TAX-FREE MONEY MARKET FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31

-----------------------------------------------------------------------------------------------
                                           2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income                   0.01       0.01       0.02       0.04       0.03
-----------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.01)     (0.01)     (0.02)     (0.04)     (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $1.00      $1.00      $1.00      $1.00      $1.00
===============================================================================================
   TOTAL RETURN(1)                         0.64%      1.05%      1.64%      3.71%      3.30%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.51%      0.51%      0.51%      0.50%      0.50%
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                      0.65%      1.04%      1.62%      3.64%      3.23%
----------------------------------------
Net Assets, End of Period
(in thousands)                             $276,245   $272,256   $250,035   $249,461   $233,852
-----------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
30

TAX-FREE BOND FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

------------------------------------------------------------------------------
                                                            2004       2003(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.19     $10.90
------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                  0.39       0.05
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                (0.45)     0.29
------------------------------------------------------------------------------
   Total From Investment Operations                       (0.06)     0.34
------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                             (0.39)     (0.05)
----------------------------------------------------
   From Net Realized Gains                                (0.03)     --
------------------------------------------------------------------------------
   Total Distributions                                    (0.42)     (0.05)
------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.71     $11.19
=============================================================================
   TOTAL RETURN(2)                                        (0.60)%    3.14%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.31%      0.30%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      3.54%      3.68%(3)
----------------------------------------------------
Portfolio Turnover Rate                                   60%        57%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                  $7,711     $7,609
------------------------------------------------------------------------------

(1)  APRIL 15, 2003 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
     DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
     CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
     DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT
     RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2003.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Tax-Free Bond
  Investor Class                028               TWTIX          TxFBnd
--------------------------------------------------------------------------------
  Institutional Class           328               N/A            TxFBnd
--------------------------------------------------------------------------------
Tax-Free Money Market
  Investor Class                941               BNTXX          AmCTF
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0410
SH-PRS-38716

Your
American Century Investments
prospectus

INVESTOR CLASS

Arizona Municipal Bond Fund
Florida Municipal Bond Fund

OCTOBER 1, 2004

EFFECTIVE FEBRUARY 26, 2004, THE ARIZONA MUNICIPAL BOND FUND AND FLORIDA
MUNICIPAL BOND FUND ARE CLOSED TO NEW RETAIL INVESTORS, BUT ARE AVAILABLE
THROUGH FINANCIAL INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN ACCOUNT AS OF
FEBRUARY 26, 2004, MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[AMERICAN CENTURY INVESTMENTS LOGO AND TEXT LOGO]

[american century investments logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Our representatives can be reached by calling 1-800-345-2021.
Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from federal income tax.

The funds also seek income and investment returns that are exempt from taxes imposed by Florida, in the case of Florida Municipal Bond, or Arizona, in the case of Arizona Municipal Bond.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences between the funds'
primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

FUND                     PRIMARY INVESTMENTS        PRINCIPAL RISKS
-----------------------------------------------------------------------------------
Arizona Municipal Bond   Quality debt securities    Arizona economic risk
                         of all maturity ranges     Credit risk
                                                    Moderate interest rate risk (1)
-----------------------------------------------------------------------------------

Florida Municipal Bond   Quality debt securities    Florida economic risk
                         of all maturity ranges     Credit risk
                                                    Moderate interest rate risk (1)
-----------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current tax-free income
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with risk based on Florida's or Arizona's economy
*  a Florida or Arizona resident or taxpayer
*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
        ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

ARIZONA MUNICIPAL BOND FUND
FLORIDA MUNICIPAL BOND FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

ARIZONA MUNICIPAL BOND FUND - INVESTOR CLASS (1)(2)

[data from bar chart]

2003                3.94%
2002                9.06%
2001                5.40%
2000                9.72%
1999                -0.94%
1998                5.90%
1997                6.90%
1996                3.74%
1995                13.15%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     ARIZONA MUNICIPAL BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -0.86%.

(2)  FROM APRIL 11, 1994, TO DECEMBER, 31, 1995, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.
     BEGINNING ON JANUARY 1, 1996, MANAGEMENT FEES WERE PHASED IN AT A RATE OF
     0.10% EACH MONTH UNTIL JULY 1, 1996.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                   HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Arizona Municipal Bond             4.60% (1Q 1995)             -1.85% (2Q 2004)
--------------------------------------------------------------------------------

------
3

FLORIDA MUNICIPAL BOND FUND - INVESTOR CLASS (1)(2)

[data from bar chart]

2003                3.99%
2002                9.34%
2001                4.67%
2000                9.91%
1999               -0.59%
1998                6.49%
1997                8.22%
1996                3.66%
1995               13.49%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     FLORIDA MUNICIPAL BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -1.00%.

(2)  FROM APRIL 11, 1994, TO DECEMBER, 31, 1995, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.
     BEGINNING ON JANUARY 1, 1996, MANAGEMENT FEES WERE PHASED IN AT A RATE OF
     0.10% EACH MONTH UNTIL JULY 1, 1996.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                   HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Florida Municipal Bond             5.06% (1Q 1995)             -2.07% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
4

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003              1 YEAR   5 YEARS  LIFE OF CLASS (1)
----------------------------------------------------------------------------------------------
Arizona Municipal Bond (2)

Return Before Taxes                                        3.94%    5.37%    5.99%

Return After Taxes on Distributions                        3.81%    5.21%    5.87%

Return After Taxes on Distributions
   and Sale of Fund Shares                                 3.88%    5.11%    5.74%

Lehman Brothers Municipal 5-Year General Obligation Index  4.19%    5.47%    5.90% (3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------
Florida Municipal Bond (2)

Return Before Taxes                                        3.99%    5.39%    6.13%

Return After Taxes on Distributions                        3.84%    5.21%    5.91%

Return After Taxes on Distributions
   and Sale of Fund Shares                                 4.03%    5.12%    5.79%

Lehman Brothers Municipal 5-Year General Obligation Index  4.19%    5.47%    5.90% (3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS OF THE FUNDS ARE ARIZONA
     MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND, APRIL 11, 1994.

(2)  FROM APRIL 11, 1994, TO DECEMBER 31, 1995, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.
     BEGINNING ON JANUARY 1, 1996, MANAGEMENT FEES WERE PHASED IN AT A RATE OF
     0.10% EACH MONTH UNTIL JULY 1, 1996.

(3)  SINCE MARCH 31, 1994, THE DATE CLOSEST TO THE CLASS'S INCEPTION DATE
     FOR WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

  Maximum Account Maintenance Fee                                      $25 (1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT   DISTRIBUTION AND      OTHER         TOTAL ANNUAL FUND
                         FEE (1)      SERVICE (12B-1) FEES  EXPENSES (2)  OPERATING EXPENSES
----------------------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class         0.50%        None                  0.01%         0.51%
----------------------------------------------------------------------------------------------
Florida Municipal Bond
  Investor Class         0.50%        None                  0.01%         0.51%
----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above
.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class              $52          $163          $285         $640
--------------------------------------------------------------------------------
Florida Municipal Bond
  Investor Class              $52          $163          $285         $640
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

ARIZONA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Arizona Municipal Bond seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers buy QUALITY DEBT SECURITIES, and will invest at least 80% of the fund's assets in MUNICIPAL SECURITIES with interest payments exempt from regular federal and Arizona income taxes. Cities, counties and other municipalities in Arizona and U.S. territories usually issue these securities for public projects, such as schools and roads.

        [graphic of triangle]

        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED BY
        THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy quality debt securities with interest payments exempt from federal and Arizona income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona and U.S. territories usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the
Commonwealth of Puerto Rico that are exempt from federal and Arizona income tax.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for
Arizona Municipal Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Municipal Bond may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of Arizona Municipal Bond may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

------
8

FLORIDA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Florida Municipal Bond seeks safety of principal and high current income that is exempt from federal income tax. It also seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers buy QUALITY DEBT SECURITIES and will invest at least 80% of the fund's assets in MUNICIPAL SECURITIES that are exempt from the Florida intangible personal property tax, and that have interest payments exempt from federal income tax. Cities, counties and other municipalities in Florida and
U.S. territories usually issue these securities for public projects, such as schools and roads. The fund also may invest in municipal securities issued by states other than Florida; however, it is expected that the fund's shares will be exempt from the Florida intangible personal property tax.

        [graphic of triangle]

        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED BY
        THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy quality debt securities exempt from the Florida intangible personal property tax and with interest payments exempt from federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida and U.S. territories usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the Commonwealth of Puerto Rico that are exempt from federal income tax and the Florida intangible personal property tax.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity, and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

------
9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for
Florida Municipal Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Bond may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of Florida Municipal Bond may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

------
10

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
11

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even an AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDED MAY 31, 2004         INVESTOR CLASS
-----------------------------------------------------------------------------------
Arizona Municipal Bond                                               0.50%
-----------------------------------------------------------------------------------
Florida Municipal Bond                                               0.50%
-----------------------------------------------------------------------------------

------
13

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objectives and strategy.

The portfolio managers on the Municipal Bond team are identified below.

Arizona Municipal Bond
Florida Municipal Bond

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991 when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration - finance from
San Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
14

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT SHAREHOLDER MAILINGS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact your intermediary directly. For American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
15

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
16

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

------
17

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account, the minimum initial investment amount is $5,000. The funds are not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS . IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
18

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
19

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

------
20

Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on their behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
21

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
22

TAXES

Tax-Exempt Income

Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.
Distributions from Arizona Municipal Bond also will be exempt from Arizona income taxes. Additionally, fund shares of Florida Municipal Bond will generally be exempt from the Florida intangible personal property tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

*  MARKET DISCOUNT PURCHASES. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

------
23

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
24

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Arizona Municipal Bond - Investor Class, A Class, B Class, C Class

*  Florida Municipal Bond - Investor Class, A Class, B Class, C Class

The shares offered by this prospectus are Investor Class shares. Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A Class, B Class or C Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' Annual Reports, which are available upon request.

------
26

ARIZONA MUNICIPAL BOND FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31

--------------------------------------------------------------------------------------------
                                             2004      2003      2002      2001      2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.40   $10.89    $10.69    $10.12    $10.62
--------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income                     0.41      0.41      0.44      0.48      0.48
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                    (0.53)    0.59      0.27      0.57      (0.47)
--------------------------------------------------------------------------------------------
   Total From Investment Operations          (0.12)    1.00      0.71      1.05      0.01
--------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                (0.41)    (0.41)    (0.44)    (0.48)    (0.48)
----------------------------------------
   From Net Realized Gains                   (0.04)    (0.08)    (0.07)    --        (0.03)
--------------------------------------------------------------------------------------------
   Total Distributions                       (0.45)    (0.49)    (0.51)    (0.48)    (0.51)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.83    $11.40    $10.89    $10.69    $10.12
============================================================================================
   TOTAL RETURN(1)                           (1.06)%   9.36%     6.74%     10.57%    0.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.51%     0.51%     0.51%     0.51%     0.51%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                 3.70%     3.70%     4.04%     4.57%     4.71%
----------------------------------------
Portfolio Turnover Rate                      26%       50%       77%       104%      117%
----------------------------------------
Net Assets, End of Period
(in thousands)                               $60,203   $75,787   $66,327   $50,309   $40,594
--------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
27

FLORIDA MUNICIPAL BOND FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31

--------------------------------------------------------------------------------------------
                                             2004      2003      2002      2001      2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.29   $10.73    $10.67    $10.08    $10.50
--------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income                     0.42      0.42      0.44      0.47      0.45
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                    (0.56)    0.62      0.19      0.59      (0.41)
--------------------------------------------------------------------------------------------
   Total From Investment Operations          (0.14)    1.04      0.63      1.06      0.04
--------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                (0.42)    (0.42)    (0.44)    (0.47)    (0.45)
----------------------------------------
   From Net Realized Gains                   (0.05)    (0.06)    (0.13)    --        (0.01)
--------------------------------------------------------------------------------------------
   Total Distributions                       (0.47)    (0.48)    (0.57)    (0.47)    (0.46)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.68    $11.29    $10.73    $10.67    $10.08
============================================================================================
   TOTAL RETURN(1)                           (1.30)%   9.90%     5.98%     10.70%    0.49%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.51%     0.51%     0.51%     0.51%     0.51%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                 3.82%     3.78%     4.03%     4.49%     4.49%
----------------------------------------
Portfolio Turnover Rate                      59%       45%       75%       138%      155%
----------------------------------------
Net Assets, End of Period
(in thousands)                               $63,142   $70,078   $54,565   $53,860   $46,077
--------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class                948              BEAMX         AzMuBnd
--------------------------------------------------------------------------------
Florida Municipal Bond
  Investor Class                946              ACBFX         FLMuBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0410
SH-PRS-38717

Your
American Century Investments
prospectus

A Class
B Class
C Class

Arizona Municipal Bond Fund
Florida Municipal Bond Fund

OCTOBER 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about A, B and C Class shares into one prospectus. These shares are offered primarily through institutions such as investment advisors, banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from federal income tax.

The funds also seek income and investment returns that are exempt from taxes
Imposed by Florida, in the case of Florida Municipal Bond, or Arizona, in the case of Arizona Municipal Bond.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other municipalities, and U.S. territories. The funds invest in different types of these municipal debt securities and have different risks. The following chart shows the differences between the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 8.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

FUND                     PRIMARY INVESTMENTS       PRINCIPAL RISKS
----------------------------------------------------------------------------------
Arizona Municipal Bond   Quality debt securities   Arizona economic risk
                         of all maturity ranges    Credit risk
                                                   Moderate interest rate risk (1)
----------------------------------------------------------------------------------
Florida Municipal Bond   Quality debt securities   Florida economic risk
                         of all maturity ranges    Credit risk
                                                   Moderate interest rate risk (1)
----------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND IT
     MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE TO
     CHANGING MARKET CONDITIONS.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current tax-free income
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with risk based on Florida's or Arizona's economy
*  a Florida or Arizona resident or taxpayer
*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

ARIZONA MUNICIPAL BOND FUND
FLORIDA MUNICIPAL BOND FUND

When the A, B or C Class of the funds have investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns for the A, B or C Classes of the fund, including a comparison of these returns to a benchmark index

If the A, B or C Class of a fund had existed during the periods presented, their performance would have been substantially similar to that of the Investor Class of that fund because each class represents an investment in the same portfolio of securities. However, performance of the A, B or C Class would have been lower than the Investor Class because of their higher expense ratios.

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

ARIZONA MUNICIPAL BOND FUND - INVESTOR CLASS (1) (2)

[data from bar chart]

2003                3.94%
2002                9.06%
2001                5.40%
2000                9.72%
1999                -0.94%
1998                5.90%
1997                6.90%
1996                3.74%
1995                13.15%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     ARIZONA MUNICIPAL BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -0.86%.

(2)  FROM APRIL 11, 1994, TO DECEMBER, 31, 1995, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.
     BEGINNING ON JANUARY 1, 1996, MANAGEMENT FEES WERE PHASED IN AT A RATE OF
     0.10% EACH MONTH UNTIL JULY 1, 1996.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                   HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Arizona Municipal Bond             4.60% (1Q 1995)             -1.85% (2Q 2004)
--------------------------------------------------------------------------------

------
3

FLORIDA MUNICIPAL BOND FUND - INVESTOR CLASS (1)(2)

[data from bar chart]

2003                3.99%
2002                9.34%
2001                4.67%
2000                9.91%
1999               -0.59%
1998                6.49%
1997                8.22%
1996                3.66%
1995               13.49%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     FLORIDA MUNICIPAL BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -1.00%.

(2)  FROM APRIL 11, 1994, TO DECEMBER, 31, 1995, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.
     BEGINNING ON JANUARY 1, 1996, MANAGEMENT FEES WERE PHASED IN AT A RATE OF
     0.10% EACH MONTH UNTIL JULY 1, 1996.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                   HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Florida Municipal Bond             5.06% (1Q 1995)             -2.07% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. This information is provided because the funds' A, B and C Class shares did not have a full calendar year's worth of performance.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
4

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003              1 YEAR  5 YEARS  LIFE OF CLASS (1)
---------------------------------------------------------------------------------------------
Arizona Municipal Bond (2)

Return Before Taxes                                        3.94%   5.37%    5.99%

Return After Taxes on Distributions                        3.81%   5.21%    5.87%

Return After Taxes on Distributions
   and Sale of Fund Shares                                 3.88%   5.11%    5.74%

Lehman Brothers Municipal 5-Year General Obligation Index  4.19%   5.47%    5.90% (3)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------
Florida Municipal Bond (2)

Return Before Taxes                                        3.99%   5.39%    6.13%

Return After Taxes on Distributions                        3.84%   5.21%    5.91%

Return After Taxes on Distributions
   and Sale of Fund Shares                                 4.03%   5.12%    5.79%

Lehman Brothers Municipal 5-Year General Obligation Index  4.19%   5.47%    5.90% (3)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS OF THE FUNDS ARE: ARIZONA
     MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND, APRIL 11, 1994.

(2)  FROM APRIL 11, 1994, TO DECEMBER 31, 1995, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.
     BEGINNING ON JANUARY 1, 1996, MANAGEMENT FEES WERE PHASED IN AT A RATE OF
     0.10% EACH MONTH UNTIL JULY 1, 1996.

(3)  SINCE MARCH 31, 1994, THE DATE CLOSEST TO THE CLASS'S INCEPTION DATE
     FOR WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
5

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  A CLASS    B CLASS     C CLASS
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)                       4.50%      None        None
   Imposed on Purchases
   (as a percentage of offering price)
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)              None (1)   5.00% (2)   1.00% (3)
   (as a percentage of the original offering
   price for B Class shares or the lower
   of the original offering price or redemption
   proceeds for A and C Class shares)
----------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 18, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT  DISTRIBUTION AND          OTHER         TOTAL ANNUAL FUND
                         FEE (1)     SERVICE (12B-1) FEES (2)  EXPENSES (3)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
Arizona Municipal Bond

  A Class                0.50%       0.25%                     0.01%         0.76%
-----------------------------------------------------------------------------------------------
  B Class                0.50%       1.00%                     0.01%         1.51%
-----------------------------------------------------------------------------------------------
  C Class                0.50%       1.00%                     0.01%         1.51%
-----------------------------------------------------------------------------------------------
Florida Municipal Bond

  A Class                0.50%       0.25%                     0.01%         0.76%
-----------------------------------------------------------------------------------------------
  B Class                0.50%       1.00%                     0.01%         1.51%
-----------------------------------------------------------------------------------------------
  C Class                0.50%       1.00%                     0.01%         1.51%
-----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE A STEPPED FEE SCHEDULE. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
     PAGE 26.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

------
6

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Arizona Municipal Bond

  A Class                     $524         $682          $853         $1,347
-------------------------------------------------------------------------------
  B Class                     $553         $775          $919         $1,589
-------------------------------------------------------------------------------
  C Class                     $153         $475          $819         $1,789
-------------------------------------------------------------------------------
Florida Municipal Bond

  A Class                     $524         $682          $853         $1,347
-------------------------------------------------------------------------------
  B Class                     $553         $775          $919         $1,589
-------------------------------------------------------------------------------
  C Class                     $153         $475          $819         $1,789
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Arizona Municipal Bond

  A Class                      $524         $682          $853          $1,347
--------------------------------------------------------------------------------
  B Class                      $153         $475          $819          $1,589
--------------------------------------------------------------------------------
  C Class                      $153         $475          $819          $1,789
--------------------------------------------------------------------------------
Florida Municipal Bond

  A Class                      $524         $682          $853          $1,347
--------------------------------------------------------------------------------
  B Class                      $153         $475          $819          $1,589
--------------------------------------------------------------------------------
  C Class                      $153         $475          $819          $1,789
--------------------------------------------------------------------------------

------
7

OBJECTIVES, STRATEGIES AND RISKS

ARIZONA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Arizona Municipal Bond seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers buy QUALITY DEBT SECURITIES, and will invest at least 80% of the fund's assets in MUNICIPAL SECURITIES with interest payments exempt from regular federal and Arizona income taxes. Cities, counties and other municipalities in Arizona and U.S. territories usually issue these securities for public projects, such as schools and roads.

        [graphic of triangle]

        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED
        BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy quality debt securities with interest payments exempt from federal and Arizona income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona and U.S. territories usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the
Commonwealth of Puerto Rico that are exempt from federal and Arizona income tax.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

------
8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for
Arizona Municipal Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Municipal Bond may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of Arizona Municipal Bond may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

------
9

FLORIDA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Florida Municipal Bond seeks safety of principal and high current income that is exempt from federal income tax. It also seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers buy QUALITY DEBT SECURITIES and will invest at least 80% of the fund's assets in MUNICIPAL SECURITIES that are exempt from the Florida intangible personal property tax, and that have interest payments exempt from federal income tax. Cities, counties and other municipalities in Florida and
U.S. territories usually issue these securities for public projects, such as schools and roads. The fund also may invest in municipal securities issued by states other than Florida; however, it is expected that the fund's shares will be exempt from the Florida intangible personal property tax.

        [graphic of triangle]

        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED BY
        THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The fund managers also may buy quality debt securities exempt from the Florida intangible personal property tax and with interest payments exempt from federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida and U.S. territories usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the Commonwealth of Puerto Rico that are exempt from federal income tax and the Florida intangible personal property tax.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity, and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

------
10

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for
Florida Municipal Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Bond may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of Florida Municipal Bond may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

------
11

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY1
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
12

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even an AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

------
13

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE
ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED MAY 31, 2004             A CLASS    B CLASS    C CLASS
--------------------------------------------------------------------------------
Arizona Municipal Bond                             0.50%      0.50%      0.50%
--------------------------------------------------------------------------------
Florida Municipal Bond                             0.50%      0.50%      0.50%
--------------------------------------------------------------------------------

------
14

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objectives and strategy.

The portfolio managers on the Municipal Bond team are identified below.

Arizona Municipal Bond

Florida Municipal Bond

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991 when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration - finance from
San Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

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15

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The funds offer the A, B and C Classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                    B CLASS
--------------------------------------------------------------------------------
Initial sales charge (1)                   No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC (2)                      Contingent deferred sales charge on
                                           redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                         12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                      Convert to A Class shares
                                           eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                 Aggregate purchases limited to
for long-term investors                    amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts less than $1,000,000;
generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR
     MORE THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNT (FOR ALL CLASSES)

To open an account, the minimum initial investment amount is $5,000 for all accounts. The funds are not available for retirement accounts.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

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16

                          SALES CHARGE     SALES CHARGE          AMOUNT PAID TO
                          AS A % OF        AS A % OF             FINANCIAL ADVISOR
PURCHASE AMOUNT           OFFERING PRICE   NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
-----------------------------------------------------------------------------------------
Less than $50,000         4.50%            4.71%                 4.00%
-----------------------------------------------------------------------------------------
$50,000 - $99,999         4.50%            4.71%                 4.00%
-----------------------------------------------------------------------------------------
$100,000 - $249,999       3.50%            3.63%                 3.00%
-----------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%                 2.00%
-----------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%                 1.75%
-----------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%                 1.00% (1)
-----------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%                 0.50% (1)
-----------------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%                 0.25% (1)
-----------------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

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17

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  Certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTING USING ADVISORS and FINANCIAL INTERMEDIARY portions of the Web site.
From the description of A Class shares a hyperlink will take you directly to this disclosure.

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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18

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

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19

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transaction would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries

------
20

is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

------
21

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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23

TAXES

Tax-Exempt Income

Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.
Distributions from Arizona Municipal Bond also will be exempt from Arizona income taxes. Additionally, fund shares of Florida Municipal Bond will generally be exempt from the Florida intangible personal property tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

*  MARKET DISCOUNT PURCHASES. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

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24

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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25

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Arizona Municipal Bond - Investor Class, A Class, B Class, C Class
*  Florida Municipal Bond - Investor Class, A Class, B Class, C Class

The shares offered by this prospectus are A, B and C Class shares, which are offered primarily through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class and 1.00% for B and C Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
26

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's Annual Report, which is available upon request.

------
27

ARIZONA MUNICIPAL BOND FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income                                                0.10
------------------------------------------------------------
   Net Realized and Unrealized Loss                                     (0.42)
--------------------------------------------------------------------------------
   Total From Investment Operations                                     (0.32)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.83
================================================================================
   TOTAL RETURN(2)                                                      (2.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.76%(3)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    3.63%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                                 26%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,523
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2004.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2004.

------
28

ARIZONA MUNICIPAL BOND FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income                                                0.08
------------------------------------------------------------
   Net Realized and Unrealized Loss                                     (0.42)
--------------------------------------------------------------------------------
   Total From Investment Operations                                     (0.34)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.83
================================================================================
   TOTAL RETURN(2)                                                      (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.51%(3)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.88%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                                 26%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2004.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2004.

------
29

ARIZONA MUNICIPAL BOND FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income                                                0.08
------------------------------------------------------------
   Net Realized and Unrealized Loss                                     (0.42)
--------------------------------------------------------------------------------
   Total From Investment Operations                                     (0.34)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.83
================================================================================
   TOTAL RETURN(2)                                                      (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.51%(3)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.88%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                                 26%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $12
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2004.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2004.

------
30

FLORIDA MUNICIPAL BOND FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income                                                0.09
------------------------------------------------------------
   Net Realized and Unrealized Loss                                     (0.43)
--------------------------------------------------------------------------------
   Total From Investment Operations                                     (0.34)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.68
================================================================================
   TOTAL RETURN(2)                                                      (3.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.76%(3)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    3.34%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                                 59%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $761
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2004.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2004.

------
31

FLORIDA MUNICIPAL BOND FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income                                                0.07
------------------------------------------------------------
   Net Realized and Unrealized Loss                                     (0.43)
--------------------------------------------------------------------------------
   Total From Investment Operations                                     (0.36)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.68
================================================================================
   TOTAL RETURN(2)                                                      (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.51%(3)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.59%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                                 59%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $17
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2004.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2004.

------
32

FLORIDA MUNICIPAL BOND FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income                                                0.07
------------------------------------------------------------
   Net Realized and Unrealized Loss                                     (0.43)
--------------------------------------------------------------------------------
   Total From Investment Operations                                     (0.36)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.68
================================================================================
   TOTAL RETURN(2)                                                      (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.51%(3)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.59%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                                 59%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,032
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2004.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2004.

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Arizona Municipal Bond
  A Class                     148               ACZAX         AZMuBnd
--------------------------------------------------------------------------------
  B Class                     248               ACZBX         AZMuBnd
--------------------------------------------------------------------------------
  C Class                     448               ACZCX         AZMuBnd
--------------------------------------------------------------------------------
Florida Municipal Bond
  A Class                     146               ACFAX         FLMuBnd
--------------------------------------------------------------------------------
  B Class                     206               ACEBX         FLMuBnd
--------------------------------------------------------------------------------
  C Class                     406               ACCCX         FLMuBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0410
SH-PRS-38718

Your
American Century Investments
prospectus

Investor Class

High-Yield Municipal Fund

OCTOBER 1, 2004

HIGH-YIELD MUNICIPAL FUND IS CLOSED TO NEW RETAIL INVESTORS, BUT IS AVAILABLE
THROUGH FINANCIAL INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN ACCOUNT AS OF
JANUARY 30, 2003, MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Our representatives can be reached by calling 1-800-345-2021.
Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income and investment returns that are exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in long-term (longer than 10 years) and intermediate-term (three to 10 years) DEBT SECURITIES, including junk and private activity bonds issued by cities, counties and other municipalities, and U.S. territories. A more detailed description of the fund's investment strategies and risks begins on page 6.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHO MAY WANT TO INVEST IN THE FUND?

This fund may be a good investment if you are

*  seeking current tax-free income
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)(2)

2003               6.37%
2002               9.82%
2001               6.50%
2000               7.29%
1999              -2.03%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 0.99%.

(2)  FROM MARCH 31, 1998, TO OCTOBER 31, 1999, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                      LOWEST
--------------------------------------------------------------------------------
High-Yield Municipal               4.35% (3Q 2002)              -1.34% (3Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   5 YEARS  LIFE OF CLASS(1)
------------------------------------------------------------------------------------------
High-Yield Municipal(2)

Return Before Taxes                                     6.37%    5.51%    5.94%

Return After Taxes on Distributions                     6.37%    5.51%    5.92%

Return After Taxes on Distributions
   and Sale of Fund Shares                              6.01%    5.48%    5.85%

Lehman Brothers Long-Term Municipal Bond Index          6.13%    5.95%    6.17%
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS MARCH 31, 1998.

(2)  FROM MARCH 31, 1998, TO OCTOBER 31, 1999, ALL OR A PORTION OF THE
     FUND'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

  Maximum Account Maintenance Fee                                     $25 (1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT   DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                       FEE (1)      SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
-------------------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class       0.63%        None                   0.01%         0.64%
-------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
High-Yield Municipal

  Investor Class           $65           $205           $356          $797
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers invest at least 80% of the fund's assets in MUNICIPAL
SECURITIES with interest payments exempt from federal income tax. The managers typically buy LONG-TERM and INTERMEDIATE-TERM MUNICIPAL SECURITIES, but may
purchase municipal securities of any duration. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools, roads and other public infrastructure projects.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

        [graphic of triangle]

        LONG-TERM DEBT SECURITIES ARE THOSE WITH MATURITIES LONGER THAN 10
        YEARS. INTERMEDIATE-TERM DEBT SECURITIES ARE THOSE WITH MATURITIES
        BETWEEN THREE AND 10 YEARS.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as airports and athletic stadiums.

The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy securities that are rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund at
10 years or longer.

        [graphic of triangle]

        WEIGHTED AVERAGE MATURITY IS A TOOL THE FUND MANAGERS USE TO
        APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
        PORTFOLIO.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objectives.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is usually true when interest rates decline. This interest rate risk is higher for
High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of the fund may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

------
7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MAY 31, 2004                                 INVESTOR CLASS
-----------------------------------------------------------------------------
High-Yield Municipal                                           0.63%
-----------------------------------------------------------------------------

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The fund is managed by the Municipal Bond Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991 when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration - finance from
San Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT SHAREHOLDER MAILINGS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact your intermediary directly. For American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
12

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

------
14

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account, the minimum initial investment amount is $5,000. This fund is not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS . IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
16

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your financial intermediary for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of
Additional Information are available from your intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

------
17

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of its profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

 The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
19

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

------
20

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
21

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund through financial intermediaries: Investor Class, A Class, B Class and C Class. The shares offered by this prospectus are Investor Class shares, which have no upfront or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the A, B or C Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's Annual Report, which is available upon request.

------
23

HIGH-YIELD MUNICIPAL FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
---------------------------------------------------------------------------------------
                                       2004      2003      2002      2001      2000
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $10.25    $9.87     $9.62     $9.32     $10.12
---------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income               0.52      0.53      0.53      0.53      0.51
-------------------------------------
   Net Realized and
   Unrealized Gain (Loss)              (0.21)    0.38      0.25      0.30      (0.79)
---------------------------------------------------------------------------------------
   Total From Investment Operations    0.31      0.91      0.78      0.83      (0.28)
---------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.52)    (0.53)    (0.53)    (0.53)    (0.51)
-------------------------------------
   From Net Realized Gains               --        --        --        --      (0.01)
---------------------------------------------------------------------------------------
   Total Distributions                 (0.52)    (0.53)    (0.53)    (0.53)    (0.52)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.04    $10.25    $9.87     $9.62     $9.32
=======================================================================================
   TOTAL RETURN(1)                     3.07%     9.40%     8.25%     9.13%     (2.81)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.64%     0.64%     0.64%     0.64%     0.52%(2)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  5.06%     5.22%     5.39%     5.59%     5.31%(2)
-------------------------------------
Portfolio Turnover Rate                27%       43%       28%       50%       60%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $54,340   $53,621   $36,162   $29,342   $28,189
---------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

(2)  ACIM VOLUNTARILY AGREED TO PAY ALL EXPENSES OF THE FUND FROM MARCH 31,
     1998 (INCEPTION) THROUGH APRIL 30, 1999. IN MAY 1999, ACIM BEGAN ADDING
     EXPENSES AT A RATE OF 0.10% OF AVERAGE DAILY CLOSING NET ASSETS PER MONTH
     UNTIL OCTOBER 31, 1999. IN ABSENCE OF THE WAIVER, THE ANNUALIZED RATIO OF
     OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.64% AND THE
     ANNUALIZED RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE
     BEEN 5.19%.

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE               FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class             942               ABHYX          HiYldMu
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0410
SH-PRS-38720

Your
American Century Investments
prospectus

A Class
B Class
C Class

High-Yield Municipal Fund

OCTOBER 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about A, B and C Class shares into one prospectus. These shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income and investment returns that are exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in long-term (longer than 10 years) and intermediate-term (three to 10 years) DEBT SECURITIES, including junk and private activity bonds, issued by cities, counties and other municipalities, and U.S. territories. A more detailed description of the fund's investment strategies and risks begins on page 7.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHO MAY WANT TO INVEST IN THE FUND?

This fund may be a good investment if you are

*  seeking current tax-free income
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's C Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would have been lower than those shown. The returns of the fund's A Class and B Class shares will differ from those shown in the chart, depending on the expenses of those classes.

HIGH-YIELD MUNICIPAL FUND - C CLASS(1)

[data from bar chart]

2003  5.58%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S C CLASS YEAR-TO-DATE RETURN WAS 0.49%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                  HIGHEST                      LOWEST
--------------------------------------------------------------------------------
High-Yield Municipal              2.33% (2Q 2003)              -0.88% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's C Class shares calculated three different ways. When the A Class or B Class has a full calendar year's worth of performance information, an additional table will show average annual total returns before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003            1 YEAR   LIFE OF CLASS(1)
----------------------------------------------------------------------------------
High-Yield Municipal

Return Before Taxes                                      5.58%    5.84%

Return After Taxes on Distributions                      5.58%    5.84%

Return After Taxes on Distributions
   and Sale of Fund Shares                               5.21%    5.64%

Lehman Brothers Long-Term Municipal Bond Index           6.13%    7.36%(2)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JULY 24, 2002.

(2)  SINCE JULY 31, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                A CLASS    B CLASS    C CLASS
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                4.50%      None       None
   (as a percentage of offering price)
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                            None (1)   5.00% (2)  1.00% (3)
   (as a percentage of the original offering price for
   B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)
-----------------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 15, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND           OTHER         TOTAL ANNUAL FUND
                      FEE (1)      SERVICE (12B-1) FEES (2)   EXPENSES (3)  OPERATING EXPENSES
----------------------------------------------------------------------------------------------
High-Yield Municipal

  A Class             0.63%        0.25%                      0.01%         0.89%
----------------------------------------------------------------------------------------------
  B Class             0.63%        1.00%                      0.01%         1.64%
----------------------------------------------------------------------------------------------
  C Class             0.63%        1.00%                      0.01%         1.64%
----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
     PAGE 24.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

------
5

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
High-Yield Municipal
  A Class                     $537          $720           $920          $1,493
-------------------------------------------------------------------------------
  B Class                     $566          $814           $986          $1,731
-------------------------------------------------------------------------------
  C Class                     $166          $514           $886          $1,929
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
High-Yield Municipal
  A Class                     $537          $720           $920          $1,493
-------------------------------------------------------------------------------
  B Class                     $166          $514           $886          $1,731
-------------------------------------------------------------------------------
  C Class                     $166          $514           $886          $1,929
-------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers invest at least 80% of the fund's assets in MUNICIPAL
SECURITIES with interest payments exempt from federal income tax. The managers typically buy LONG-TERM and INTERMEDIATE-TERM MUNICIPAL SECURITIES, but may
purchase municipal securities of any duration. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools, roads and other public infrastructure projects.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

        [graphic of triangle]

        LONG-TERM DEBT SECURITIES ARE THOSE WITH MATURITIES LONGER THAN 10
        YEARS. INTERMEDIATE-TERM DEBT SECURITIES ARE THOSE WITH MATURITIES
        BETWEEN THREE AND 10 YEARS.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as airports and athletic stadiums.

The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy securities that are rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

------
7

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund at
10 years or longer.

        [graphic of triangle]

        WEIGHTED AVERAGE MATURITY IS A TOOL THE FUND MANAGERS USE TO
        APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
        PORTFOLIO.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is usually true when interest rates decline. This interest rate risk is higher for
High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time the value of your shares of the fund may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

        [graphic of triangle]

        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

------
8

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
9

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
10

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE
ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED MAY 31, 2004             A CLASS    B CLASS    C CLASS
--------------------------------------------------------------------------------
High-Yield Municipal                               0.63%      0.63%      0.63%
--------------------------------------------------------------------------------

------
11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the Municipal Bond team are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991 when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration - finance from
San Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
12

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B and C Classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                    B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                    No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                       Contingent deferred sales charge on
                                           redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                         12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                      Convert to A Class shares
                                           eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                 Aggregate purchases limited to
for long-term investors                    amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts less than $1,000,000;
generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR
     MORE THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNT (FOR ALL CLASSES)

To open an account, the minimum initial investment amount is $5,000 for all accounts. This fund is not available for retirement accounts.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

------
13

                          SALES CHARGE     SALES CHARGE          AMOUNT PAID TO
                          AS A % OF        AS A % OF             FINANCIAL ADVISOR AS
PURCHASE AMOUNT           OFFERING PRICE   NET AMOUNT INVESTED   A % OF OFFERING PRICE
--------------------------------------------------------------------------------------
Less than $50,000         4.50%            4.71%                 4.00%
--------------------------------------------------------------------------------------
$50,000 - $99,999         4.50%            4.71%                 4.00%
--------------------------------------------------------------------------------------
$100,000 - $249,999       3.50%            3.63%                 3.00%
--------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%                 2.00%
--------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%                 1.75%
--------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%                 1.00%(1)
--------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%                 0.50%(1)
--------------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%                 0.25%(1)
--------------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

------
14

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  Certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTING USING ADVISORS and FINANCIAL INTERMEDIARY portions of the Web site.
From the description of A Class shares a hyperlink will take you directly to this disclosure.

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                        CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

------
15

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

------
16

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

------
17

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
18

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

------
20

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions. You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective.
For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing in taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
21

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

------
22

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
23

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund through financial intermediaries: A Class, B Class, C Class and Investor Class. The shares offered by this prospectus are A, B and C Class shares, which are offered primarily through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and
C Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of its profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
24

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's Annual Report, which is available upon request.

------
25

HIGH-YIELD MUNICIPAL FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------
                                                          2004         2003(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.25       $10.06
-------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                  0.49         0.17
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                (0.21)       0.19
-------------------------------------------------------------------------------
   Total From Investment Operations                       0.28         0.36
-------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                             (0.49)       (0.17)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.04       $10.25
===============================================================================
   TOTAL RETURN(2)                                        2.81%        3.57%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.89%        0.88%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      4.81%        5.03%(3)
----------------------------------------------------
Portfolio Turnover Rate                                   27%          43%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                  $33,335      $2,117
-------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2003.

------
26

HIGH-YIELD MUNICIPAL FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.25       $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                   0.42         0.15
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 (0.21)       0.19
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.21         0.34
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                              (0.42)       (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.04       $10.25
===============================================================================
   TOTAL RETURN(2)                                         2.05%        3.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.64%        1.63%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       4.06%        4.35%(3)
----------------------------------------------------
Portfolio Turnover Rate                                    27%          43%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                   $2,541       $708
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2003.

------
27

HIGH-YIELD MUNICIPAL FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.25       $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                   0.43         0.39
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 (0.21)       0.22
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.22         0.61
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                              (0.43)       (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.04       $10.25
================================================================================
   TOTAL RETURN(2)                                         2.20%        6.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.54%        1.39%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       4.16%        4.55%(3)
----------------------------------------------------
Portfolio Turnover Rate                                    27%          43%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                   $8,457       $1,454
--------------------------------------------------------------------------------

(1)  JULY 24, 2002 (COMMENCEMENT OF SALE) THROUGH MAY 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MAY 31, 2003.

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
High-Yield Municipal
  A Class                       142               AYMAX          HiYldMu
--------------------------------------------------------------------------------
  B Class                       318               AYMBX          HiYldMu
--------------------------------------------------------------------------------
  C Class                       442               AYMCX          HiYldMu
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0410
SH-PRS-38721

American Century
Investments
statement of
additional information

OCTOBER 1, 2004

American Century Municipal Trust

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund
Tax-Free Bond Fund
Tax-Free Money Market Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED OCTOBER 1, 2004 BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

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1

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984.
From then until January 1997, it was known as Benham Municipal Income Trust.
Throughout this Statement of Additional Information we refer to American Century
Municipal Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

FUND                                TICKER SYMBOL               INCEPTION DATE
-------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class                      BEAMX                       04/11/1994
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  A Class                             ACZAX                       02/27/2004
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  B Class                             ACZBX                       02/27/2004
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  C Class                             ACZCX                       02/27/2004
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Florida Municipal Bond
  Investor Class                      ACBFX                       04/11/1994
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  A Class                             ACFAX                       02/27/2004
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  B Class                             ACEBX                       02/27/2004
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  C Class                             ACCCX                       02/27/2004
-------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class                      ABHYX                       03/31/1998
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  A Class                             AYMAX                       01/31/2003
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  B Class                             AYMBX                       01/31/2003
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  C Class                             AYMCX                       07/24/2002
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Tax-Free Bond
  Investor Class                      TWTIX                       03/02/1987
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  Institutional Class                 N/A                         04/15/2003
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Tax-Free Money Market
  Investor Class                      BNTXX                       07/31/1984
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FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Tax-Free Bond and Tax-Free Money Market are diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Arizona Municipal
Bond, Florida Municipal Bond and High-Yield Municipal are non-diversified.
Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting

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2

securities of a single issuer (other than the U.S. government). Non-diversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

Tax-Free Money Market operates pursuant to Rule 2a-7 under the Investment
Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the fund must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the prospectuses and this Statement of Additional Information, see EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS beginning on page 53.

ARIZONA MUNICIPAL BOND FUND

Arizona Municipal Bond seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, the fund will invest at least 80%
of its net assets in obligations with interest exempt from federal and Arizona state income tax. The fund is not limited, however, in its investments in securities that are subject to the federal Alternative Minimum Tax (AMT).

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona state income taxes. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

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FLORIDA MUNICIPAL BOND FUND

The fund seeks to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida intangible personal property tax.

The fund is designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the fund may generate some taxable income. The fund also provides an investment that is intended to be exempt from the Florida intangible personal property tax. Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment plan.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, the fund will invest at least 80%
of its net assets in obligations that are exempt from the Florida intangible personal property tax and that have interest payments exempt from federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal income tax and Florida intangible personal property tax. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

The fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida intangible personal property tax. As a result, the fund could incur additional costs or taxable income or gains.

HIGH-YIELD MUNICIPAL FUND

High-Yield Municipal Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S.
territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

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4

TAX-FREE BOND FUND
TAX-FREE MONEY MARKET FUND

Tax-Free Bond Fund and Tax-Free Money Market Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in
U.S. government securities, the interest income on which is subject to federal income tax. As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from federal income taxes. The municipal obligations in which the funds may invest include securities issued by
U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.

CREDIT QUALITY AND MATURITY GUIDELINES

Tax-Free Money Market Fund

The fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the fund are neither insured nor guaranteed by the U.S. government.

The money market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market fund, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, the fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of
   397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

*  maintains a dollar-weighted average portfolio maturity of 90 days or less;

*  restricts its investments to high-quality obligations determined by the advisor, pursuant to guidelines established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be:

*  a U.S. government obligation; or

*  rated (or of an issuer rated with respect to a class of short-term obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating agencies
   (or one if only one has rated the obligation); or

*  an obligation without short-term ratings judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.

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5

Non-Money Market Funds (except High-Yield Municipal)

Arizona Municipal Bond, Florida Municipal Bond and Tax-Free Bond have identical policies governing the quality of securities in which they may invest.

In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor, under the direction of the
   Board of Trustees, to be of quality comparable to the securities listed above.

High-Yield Municipal Fund

High-Yield Municipal invests at least 80% of its assets in municipal securities with interest payments exempt from federal income tax. The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (for example, bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield's portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security's comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. There is no limit to the percentage of assets that the fund may invest in unrated securities. The fund also may invest in securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (for example, a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial portion of the fund's total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See TAXES, page 50.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

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6

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting Arizona Municipal Securities

As noted in the prospectus, the Arizona Municipal Bond Fund is susceptible to events that affect issuers of Arizona municipal obligations. These include possible adverse effects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National
Park; central Arizona, which is rugged, mountainous and heavily forested; and
the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region. The Phoenix metropolitan area is the state's primary economic center as it represents approximately two-thirds of the state's population. The Tucson area, while of secondary importance, also is a major economic area in the state.

Located in the country's sunbelt, Arizona's population has been, and is projected to continue to be, one of the fastest growing in the United States.
Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product and job creation. Arizona was the second-fastest growing state in the nation between
1990 and 2000 with 10 year population growth of approximately 40%.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instrument itself and in related offering materials.

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The state and local governmental units are subject to limitations imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

Arizona's ballot initiatives, health and education equity litigation, combined with long-term expenditure pressure stemming from the boom in population growth has created fiscal and economic uncertainties for the state. In addition, the relatively large concentration of jobs in the high tech sector has exposed the state's finances to some instability.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Arizona's economy is among the fastest growing economies in the nation and is showing signs of rebounding after a modest slowdown. However, manufacturing remains sluggish and reduced government hiring persists.

Arizona has experienced a general economic slowdown to its revenues, while facing high expenditure needs. The state's fund balance ended $166.4 million lower in fiscal 2003 to a level of $546.4 million. Revenue shortfalls combined with expenditures requirements resulted in a deficit of approximately $371.9 million in fiscal 2003. The $967 million projected deficit in fiscal 2004 was mitigated by higher than anticipated revenues. Preliminary revenues for the fiscal 2004 year are $794.8 million greater than the original forecast. However, higher than anticipated expenditures in fiscal 2004 will force a $293.6 million estimated drawdown of the fund balance. Arizona's current debt ratings are "A1"
by Moody's and "AA-" by Standard & Poor's. Standard & Poor's currently has a negative outlook on its rating.

The Supreme Court of Arizona has determined that Arizona's taxation of dividends paid from investments in the state is unconstitutional. Arizona is now liable for refunds to certain taxpayers affected by the outcome of litigation. The financial impact of this liability is uncertain and it is likely the final amount will be paid over a number of years, adding stress to the state's cash reserves. The governor already, with the use of line-item veto power, deferred a
$75 million payment of a judgment against the state regarding the taxation of dividends under former law. Additional liabilities may arise from currently pending litigation related to the state's alleged underfunding of the School
Facilities Board Building Renewal Fund and from litigation related to funding of bilingual education programs. A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The proliferation of
eCommerce spending could potentially negatively impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues. For fiscal year 2002 sales tax revenues represented approximately 30% of general fund revenues.

About the Risks Affecting Florida Municipal Securities

As noted in the prospectus, the Florida Municipal Bond Fund is susceptible to events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policies of concentrating its assets in Florida municipal securities. This information is based on official debt offering documents, independent municipal credit reports relating to

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securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the fund invests primarily in Florida municipal securities, it will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and it is now the fourth largest state with a population of approximately 17 million; this growth is expected to continue, but at reduced rates. It is anticipated that from the years 2000 through 2010, Florida's population will grow by 18.7%
compared to an 11.1% increase for the nation. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts. For example, school districts have experienced difficulty in funding school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

The state is outperforming the nation in employment and income growth. For the
12 months ended June 2004, the state's employment was up approximately 2.3%.
Construction, health care and service sector jobs are growing while manufacturing occupations are still contracting. Most of the growth in the state is occurring in the southern metro areas while Jacksonville is growing more slowly. Florida, with a 2003 per capita income at $30,446, is about 96% of the
U.S. figure.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax with nearly three-quarters of the state's general fund revenues being derived from sales and use taxes, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization
Fund and has since made yearly deposits to that Fund. For fiscal year 2005, the
Fund stands at nearly $1 billion, meeting the required minimum Fund level of 5%
of General Fund revenues. General Fund revenues and sales tax revenues are budgeted to increase by 3.4% and 5.9% respectively, in fiscal year 2005. General
Fund spending is budgeted to increase by 13.4% in fiscal year 2005.

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9

The state also has established a constitutional state revenue limitation to restrain the growth of spending. To date, this cap has not yet posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other revenues that can be raised by the state in any fiscal year. It allows annual revenue to grow by the average annual growth in personal income over the previous five years. Exempted from the cap are revenues that are directly pledged to bonds, including any new debt issuances. The cap does not appear to have become a major impediment to the state raising sufficient annual revenue to fund state expenditure growth. The legislature may increase the revenue cap by a two-thirds vote of each house.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially negatively impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Puerto Rico Municipal Securities

From time to time, the funds invest in obligations of the Commonwealth of Puerto
Rico and its public corporations, which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. As of December 31, 2003, public sector debt issued by the
Commonwealth and its public corporations totaled $32.3 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico (see discussion below). The number of persons employed in Puerto Rico as of March 2004 was approximately 1.27 million, up 4.95% from
June 2003. The unemployment rate is still high, however, at 11.2% as of March
2004.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The
Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt.
However, public sector debt has increased at a greater pace than growth in gross product over the last few years. Between fiscal years 1999 and 2003, debt increased approximately 31% while gross product rose approximately 23.7%.

The current ratio of tax-supported debt to aggregate personal income is approximately 50%, about 16 times the average level of the 50 states, and nearly five times as high as the most heavily indebted of the states. The ratio is affected by the low levels of income in Puerto Rico (per capita income was 43.5%
of the national average in 2003) and by the large absolute amount of debt.

The Commonwealth finished fiscal year 2003 with an operating loss of $171.2 million (approximately 2.3% of general fund revenues) which resulted in an ending cash balance of $179 million. The Commonwealth is currently estimating another operating loss for fiscal 2004 of $128.7 million and budgeting break-even performance for the fiscal year 2005.

On April 14, 2003, Standard & Poor's removed the Commonwealth's outstanding general obligation debt from credit watch with negative implications and assigned to it a rating of "A-" with negative outlook. Standard & Poor's had previously announced on December 11, 2002, that it was placing its ratings and underlying ratings on the Commonwealth's

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10

outstanding debt on credit watch with negative implications, reflecting concerns over the Commonwealth's general ability to enforce appropriate accounting, fiscal and management controls with respect to equipment leases entered into by certain Commonwealth agencies and municipalities. On June 7, 2004, Standard &
Poor's affirmed their rating at A- and kept the outlook negative.

As a result of 1995 federal legislation, tax credits provided by Section 936 of the Internal Revenue Code are being phased out over a ten-year period ending in tax year 2005. Section 936 has offered an important economic development incentive for Puerto Rico, providing a particular impetus for the manufacturing sector. For U.S. corporations doing business in Puerto Rico, Section 936 generally eliminated the U.S. tax on income related to their island operations.
It granted these corporations tax credits to offset federal tax liability on earnings from Puerto Rico operations (active income) and permitted them to invest such earnings in qualified investments in Puerto Rico (passive income)
with interest earned free from U.S. tax. As a result of the 1996 legislation, the active income credit has been reduced and is no longer available to new or expanded operations in Puerto Rico. It will also be phased out entirely after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit, in 1998, the Commonwealth passed the
Tax Incentives Law that provided for various tax reduction/incentives. While this law may promote development, it must be balanced by the costs of the development in terms of lost tax dollars. The risk Puerto Rico faces is being too generous with tax incentives, whereby, government revenues are negatively impacted by development incentives.

Another long-term issue, with broad implications for the Commonwealth, is the question of political status - specifically, the potential for a transition to statehood, as contemplated by proposed federal legislation in 1999 and the subject of a non-binding plebiscite in Puerto Rico in December 1998. The statehood option in the 1998 plebiscite received the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A potential long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

An additional long term risk is the Commonwealth's dependence on capital intensive manufacturing industries which represent 42% of the island's GDP, especially the pharmaceuticals industry (26% of the island's GDP).

A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The main public pension system is largely underfunded. The funded ratio of the plan is 19% with a total unfunded liability of $8.5 billion.
A measure enacted by the legislature in 1990 is designed to address the solvency of the plan over a 50-year period.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely

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payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most commonly ranging from two to 270 days) issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, school districts, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate. Variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

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Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market fund. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The fund managers also take steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

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For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

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Inverse Floaters

The funds (except Tax-Free Money Market) may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days.
   Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds

As indicated in the prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

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Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, weaker-than-expected economic development, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of a fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing a fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

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*  Bankers' Acceptances
*  Short-term notes, bonds, debentures or other debt instruments
*  Repurchase agreements
*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Structured and Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in structured securities and securities that are commonly referred to as derivative securities.

Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a trust, or the deposit of financial assets with a custodian, and the issuance of securities or depository receipts backed by, or representing interests in, those assets.

Structured investments are traded over the counter in the same manner as traditional municipal securities. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, interest rate provisions, and prepayment characteristics, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. If the structured security involves no credit enhancement, its credit risk generally will be equivalent to that of the underlying instruments.

Structured investments include, for example, single family and multi-family residential mortgage-backed securities and commercial mortgage-backed securities. Structured investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from, the performance of certain underlying assets or benchmarks, such as interest rates, indices or other financial or non-financial indicators.
The value of these securities, and hence their total return, is typically a function of the price movement of the underlying asset or changes in the underlying benchmark.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates or securities prices, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There are a range of risks associated with investments in structured and derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the issuer of the structured or derivative security (the counterparty) will fail to perform its obligations.

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In addition, structured securities are subject to the risk that the issuers of the underlying securities may be unable or unwilling to repay principal and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts (prepayment risk).

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. Some derivative securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

A fund may not invest in a structured or derivative security unless the reference index, the underlying assets or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured and derivative securities, the advisor has adopted, and the Board of Trustees has approved, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. A fund may not invest in a structured or derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus.

Single- and Multi-Family Mortgage-Related Securities

A single-or multi-family mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions or municipal agencies to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on single- or multi-family mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other fixed-income securities, the prices of single- or multi-family mortgage-backed securities fluctuate in response to changing interest rates;
when interest rates fall, the prices of these securities rise, and vice versa.
Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely,

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a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices such as the Bond Buyer Index of Municipal Bonds, provided that the transactions are consistent with the fund's investment objectives. The funds also may engage in futures and options transactions based on specific securities, such as U.S.
Treasury bonds or notes.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

------
20

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options On Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

------
21

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amount sufficient to cover its obligations under the futures contracts and options.

Municipal Bond Insurers

Securities held by the funds may be (a) insured under a new-issue insurance policy obtained by the issuer of the security or (b) insured under a secondary market insurance policy purchased by the fund or a previous bond holder. The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial Group, Inc. (AMBAC) is a Delaware-domiciled stock insurance corporation. Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's claims-paying ability is rated Aaa/AAA/AAA by Moody's Investors Service, Inc. (Moody's), Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation, a Delaware corporation. FGIC's claims-paying ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance Corporation (MBIA) is a monoline insurance company, which is a wholly owned subsidiary of MBIA Inc. organized as a Connecticut corporation.
MBIA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Financial Security Assurance Inc. (FSA) is a financial guaranty insurance company operated in New York, which became a separately capitalized Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS Financial Guaranty North America is a wholly owned subsidiary of CDC
IXIS Financial Guaranty Holding. The parent of the holding company is CDC IXIS, which is an AAA-rated French financial institution that owns 100% of the holding company. Each of the three companies' claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Radian Asset Assurance Inc. (Radian) is the surviving entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aaa by Moody's and
AA by S&P and Fitch.

American Capital Access Holdings, Inc. is the parent company of ACA Financial
Guaranty Corp. (ACA). The parent of ACA is owned by several institutional investors. Recently, S&P put ACA's rating on negative creditwatch. In August
2004, Fitch withdrew its rating based on ACA's decision to no longer provide information necessary for Fitch to maintain its rating. S&P may restore its previous A rating and stable outlook for ACA if certain capital transactions are closed by ACA.

------
22

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

------
23

SUBJECT             POLICY
----------------------------------------------------------------------------------------
Senior Securities   A fund may not issue senior securities, except as permitted
                    Company Act.
----------------------------------------------------------------------------------------
Borrowing           A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                    not exceeding 33-1/3% of the fund's total assets.
----------------------------------------------------------------------------------------
Lending             A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and
                    limitations or (ii) by engaging in repurchase agreements
                    with respect to portfolio securities.
----------------------------------------------------------------------------------------
Real Estate         A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                    companies that deal in real estate or are engaged in the
                    real estate business.
----------------------------------------------------------------------------------------
Concentration       A fund may not concentrate its investments in securities
                    of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of
                    its agencies or instrumentalities).
----------------------------------------------------------------------------------------
Underwriting        A fund may not act as an underwriter of securities issued
                    by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
----------------------------------------------------------------------------------------
Commodities         A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                    instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                    contracts or from investing in securities or other instruments backed by physical commodities.
----------------------------------------------------------------------------------------
Control             A fund may not invest for purposes of exercising control
                    over management.
----------------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

------
24

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT       POLICY
----------------------------------------------------------------------------------
Leveraging    A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
----------------------------------------------------------------------------------
Futures       A fund may enter into futures contracts and write and buy put
and Options   and call options relating to futures contracts. A fund may not, however, enter into leveraged transactions if it would be possible for the fund to lose more money than it invested. The money market fund may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
----------------------------------------------------------------------------------
Liquidity     A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10%
              for the money market fund) would be invested in illiquid securities.
              Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
----------------------------------------------------------------------------------
Short Sales   A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
----------------------------------------------------------------------------------
Margin        A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
----------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by
     U.S. government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except the money market fund) is listed in the Financial Highlights table in the prospectuses. Because of the short-term nature of the money market fund's investments, portfolio turnover rates are not generally used to evaluate their trading activities.

------
25

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, except as noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                        LENGTH                                    COMPLEX     OTHER
                          POSITION(S)   OF TIME                                   OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS             HELD WITH     SERVED    PRINCIPAL OCCUPATION(S)         BY          HELD BY
(YEAR OF BIRTH)           FUNDS         (YEARS)   DURING PAST 5 YEARS             TRUSTEE     TRUSTEE
---------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------------------------
William M. Lyons          Trustee,      6         Chief Executive Officer, ACC    35          None
4500 Main Street          Chairman                and other ACC subsidiaries
Kansas City, MO 64111     of the                  (September 2000 to present)
(1955)                    Board                   President, ACC
                                                  (June 1997 to present)
                                                  Chief Operating Officer, ACC
                                                  (June 1996 to September 2000)
                                                  President, ACIM
                                                  (September 2002 to present)
                                                  President, ACIS
                                                  (July 2003 to present)
                                                  Chief Operating Officer, ACC
                                                  (June 1996 to September 2000)
                                                  Also serves as: Executive
                                                  Vice President, ACSC and
                                                  other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------
Albert Eisenstat          Trustee       8         Retired, General Partner,       35          Independent
1665 Charleston Road                              DISCOVERY VENTURES                          Director,
Mountain View, CA 94043                           (Venture capital firm,                      SUNGARD DATA
(1930)                                            1996 to 1998)                               SYSTEMS
                                                                                              (1991 to present)
                                                                                              Independent
                                                                                              Director,
                                                                                              BUSINESS
                                                                                              OBJECTS S/A
                                                                                              (1994 to present)
                                                                                              Independent
                                                                                              Director
                                                                                              COMMERCIAL METALS
                                                                                              (1983-2001)
---------------------------------------------------------------------------------------------------------------

------
26

                                                                           NUMBER OF
                                                                           PORTFOLIOS
                                                                           IN FUND
                                    LENGTH                                 COMPLEX    OTHER
                        POSITION(S) OF TIME                                OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS           HELD WITH   SERVED  PRINCIPAL OCCUPATION(S)        BY         HELD BY
(YEAR OF BIRTH)         FUNDS       (YEARS) DURING PAST 5 YEARS            TRUSTEE    TRUSTEE
--------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------
Ronald J. Gilson        Lead        8       Charles J. Meyers Professor    35         None
1665 Charleston Road    Trustee             of Law and Business,
Mountain View, CA 94043                     STANFORD LAW SCHOOL
(1946)                                      (1979 to present)
                                            Mark and Eva Stern
                                            Professor of Law and
                                            Business, COLUMBIA
                                            UNIVERSITY SCHOOL OF LAW
                                            (1992 to present)
                                            Counsel, MARRON, REID &
                                            SHEEHY (a San Francisco
                                            law firm, 1984 to present)
--------------------------------------------------------------------------------------------------------------
Kathryn A. Hall         Trustee     2       President and Chief            35         Director, PRINCETON
1665 Charleston Road                        Investment Officer,                       UNIVERSITY
Mountain View, CA 94043                     OFFIT HALL CAPITAL                        INVESTMENT COMPANY
(1957)                                      MANAGEMENT, LLC                           (1997 to present)
                                            (April 2002 to present)                   Director, STANFORD
                                            President and Managing                    MANAGEMENT COMPANY
                                            Director, LAUREL MANAGEMENT               (2001 to present)
                                            COMPANY, L.L.C.                           DIRECTOR, UCSF
                                            (1996 to April 2002)                      FOUNDATION
                                                                                      (2000 to present)
                                                                                      Director,
                                                                                      SAN FRANCISCO
                                                                                      DAY SCHOOL
                                                                                      (1999 to present)
--------------------------------------------------------------------------------------------------------------
Myron S. Scholes        Trustee     23      Partner, OAK HILL CAPITAL      35         Director, DIMENSIONAL
1665 Charleston Road                        MANAGEMENT, (1999-present)                FUND ADVISORS
Mountain View, CA 94043                     Frank E. Buck Professor                   (investment advisor,
(1941)                                      of Finance, STANFORD                      1982 to present)
                                            GRADUATE SCHOOL OF BUSINESS               Director,
                                            (1981 to present)                         SMITH BREEDEN
                                                                                      FAMILY OF FUNDS
                                                                                      (1992 to present)
--------------------------------------------------------------------------------------------------------------
Kenneth E. Scott        Trustee     32      Ralph M. Parsons Professor     35         None
1665 Charleston Road                        of Law and Business,
Mountain View, CA 94043                     STANFORD LAW SCHOOL
(1928)                                      (1972 to present)
--------------------------------------------------------------------------------------------------------------
John B. Shoven          Trustee     1       Professor of Economics,        35         Director, CADENCE
1665 Charleston Road                        STANFORD UNIVERSITY                       DESIGN SYSTEMS
Mountain View, CA 94043                     (1977 to present)                         (1992 to present)
(1947)                                                                                Director, WATSON
                                                                                      WYATT WORLDWIDE
                                                                                      (2002 to present)
                                                                                      Director,
                                                                                      PALMSOURCE INC.
                                                                                      (2002 to present)
--------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers       Trustee     19      Retired, Director and Partner, 35         Director, INDUS
1665 Charleston Road                        WINDY HILL PRODUCTIONS, LP                INTERNATIONAL
Mountain View, CA 94043                     (educational software,                    (software solutions,
(1945)                                      1994 to 1998)                             January 1999 to present)
                                                                                      Director, QUINTUS
                                                                                      CORPORATION
                                                                                      (automation solutions,
                                                                                      1995 to present)
--------------------------------------------------------------------------------------------------------------

------
27

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                                       LENGTH                                       COMPLEX      OTHER
                        POSITION(S)    OF TIME                                      OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS           HELD WITH      SERVED    PRINCIPAL OCCUPATION(S)            BY           HELD BY
(YEAR OF BIRTH)         FUNDS          (YEARS)   DURING PAST 5 YEARS                TRUSTEE      TRUSTEE
--------------------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------------------
William M. Lyons        President      3         See entry above under              35           See entry
4500 Main Street                                 "Interested Trustees."                          above under
Kansas City, MO 64111                                                                            "Interested
(1955)                                                                                            Trustees."
--------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive      3         Chief Administrative Officer,      Not          Not
4500 Main St.           Vice                     ACC (August 1997 to present)       applicable   applicable
Kansas City, MO 64111   President                Chief Financial Officer, ACC
(1946)                                           (May 1995 to October 2002)
                                                 President, ACSC
                                                 (January 1999 to present)
                                                 Executive Vice President, ACC
                                                 (May 1995 to present)
                                                 Also serves as: Executive
                                                 Vice President and Chief
                                                 Financial Officer, ACIM,
                                                 ACIS and other ACC
                                                 subsidiaries, and Treasurer, ACIM
--------------------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior Vice    3         Senior Vice President              Not          Not
4500 Main St.           President,               (April 1998 to present)            applicable   applicable
Kansas City, MO 64111   Treasurer                Assistant Treasurer, ACSC
(1956)                  and Chief                (September 1985 to present)
                        Accounting
                        Officer
--------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior Vice    5         Senior Vice President and          Not          Not
4500 Main St.           President                General Counsel, ACIM,             applicable   applicable
Kansas City, MO 64111   and                      ACIS, ACSC and other
(1958)                  General                  ACC subsidiaries
                        Counsel                  (June 1998 to present)
                                                 Vice President and General
                                                 Counsel, ACC,
                                                 (June 1998 to present)
--------------------------------------------------------------------------------------------------------------
C. Jean Wade            Controller(1)  7         Vice President, ACSC               Not          Not
4500 Main St.                                    (February 2000 to present)         applicable   applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(1964)                                           ACSC (June 1997 to present)
--------------------------------------------------------------------------------------------------------------
Robert Leach            Controller     7         Vice President, ACSC               Not          Not
4500 Main St.                                    (February 2000 to present)         applicable   applicable
Kansas City MO 64111                             Controller-Fund Accounting,
(1966)                                           ACSC (June 1997 to present)
--------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer    6         Vice President, Corporate Tax,     Not          Not
4500 Main Street                                 ACSC (April 1998 to present)       applicable   applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS
(1967)                                           and other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (December 2000 to present)
                                                 Treasurer, AMERICAN CENTURY
                                                 VENTURES, INC. (December 1999
                                                 to January 2001)
--------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR THE OTHER SEVEN INVESTMENT
     COMPANIES ADVISED BY ACIM.

------
28

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the funds' assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the funds and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the funds, such as transaction costs, including ways in which portfolio transactions for the funds are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of

------
29

each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                       NUMBER OF
                                                                                       MEETINGS
                                                                                       HELD DURING
                                                                                       LAST FISCAL
                                                                                       YEAR ENDED
COMMITTEE   MEMBERS                    FUNCTION                                        MAY 31, 2004
---------------------------------------------------------------------------------------------------
Audit       Kenneth E. Scott           The Audit Committee approves the                5
            Albert Eisenstat           engagement of the funds' independent
            Jeanne D. Wohlers          registered public accounting firm,
                                       recommends approval of such
                                       engagement to the independent directors,
                                       and oversees the activities of the funds'
                                       independent registered public accounting
                                       firm. The Committee receives reports
                                       from the advisor's Internal Audit
                                       Department, which is accountable
                                       to the Committee. The Committee also
                                       receives reporting about compliance
                                       matters affecting the funds.
---------------------------------------------------------------------------------------------------
Nominating  Jeanne D. Wohlers          The Nominating Committee primarily              1
            Kenneth E. Scott           considers and recommends individuals
            Ronald J. Gilson           for nomination as trustees. The names
            Albert Eisenstat           of potential trustee candidates are drawn
            Myron S. Scholes           from a number of sources, including
            Kathryn A. Hall            recommendations from members of the
            John B. Shoven             board, management and shareholders.
                                       The Nominating Committee does not currently
                                       have a policy governing the circumstances
                                       under which it will or will not consider
                                       nominees recommended by shareholders.
---------------------------------------------------------------------------------------------------
Portfolio   Myron S. Scholes           The Portfolio Committee reviews quarterly       5
            Kathryn A. Hall            the investment activities and strategies
            William M. Lyons (ad hoc)  used to manage fund assets. The committee regularly receives reports from portfolio
                                       managers, credit analysts and other
                                       investment personnel concerning the
                                       funds' investments.
---------------------------------------------------------------------------------------------------
Quality     Ronald J. Gilson           The Quality of Service Committee reviews        3
of          John B. Shoven             the level and quality of transfer agent and
Service     William M. Lyons (ad hoc)  administrative services provided to the funds and their shareholders. It receives and reviews
                                       reports comparing those services to those of
                                       fund competitors and seeks to improve such
                                       services where feasible and appropriate.
---------------------------------------------------------------------------------------------------
Governance  Kenneth E. Scott           The Governance Committee reviews Board          0
            Myron S. Scholes           procedures and committee structures. It may
            Jeanne D. Wohlers          recommend the creation of new committees,
                                       evaluate the membership structure of new and
                                       existing committees, consider the frequency
                                       and duration of Board and committee meetings
                                       and otherwise evaluate the responsibilities,
                                       compensation and resources of the Board.
---------------------------------------------------------------------------------------------------

------
30

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by this board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2004

                                                       TOTAL COMPENSATION FROM
                            TOTAL COMPENSATION         THE AMERICAN CENTURY
NAME OF TRUSTEE             FROM THE FUNDS (1)         FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Albert A. Eisenstat         $6,487                     $83,500
--------------------------------------------------------------------------------
Ronald J. Gilson            $6,677                     $87,750
--------------------------------------------------------------------------------
Myron S. Scholes            $6,377                     $81,000
--------------------------------------------------------------------------------
Kenneth E. Scott            $6,701                     $88,500
--------------------------------------------------------------------------------
John B. Shoven              $6,354                     $80,500
--------------------------------------------------------------------------------
Jeanne D. Wohlers           $6,354                     $80,500
--------------------------------------------------------------------------------
Kathryn A. Hall             $6,395                     $81,250
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR
     ENDED MAY 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF
     THE AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL
     AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS
     FOLLOWS: MR. SCHOLES, $68,000; MR. SHOVEN, $80,500; MS. SCOTT, $88,500;
     MS. HALL, $40,625; MR. GILSON, $87,750; AND MR. EISENSTAT, $83,500.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

------
31

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2004.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2003, as shown in the tables below:

                                                       NAME OF TRUSTEES
-----------------------------------------------------------------------------------------
                                     WILLIAM M.      ALBERT       RONALD J.     MYRON S
                                      LYONS          EISENSTAT    GILSON        SCHOLES
-----------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     Arizona Municipal Bond             A              A            A             A
-----------------------------------------------------------------------------------------
     Florida Municipal Bond             A              A            A             A
-----------------------------------------------------------------------------------------
     High-Yield Municipal               A              A            A             A
-----------------------------------------------------------------------------------------
     Tax-Free Bond                      A              A            A             A
-----------------------------------------------------------------------------------------
     Tax-Free Money Market              D              A            A             A
-----------------------------------------------------------------------------------------
Aggregate Dollar Range of
Equity Securities in all
Registered Investment Companies
Overseen by Trustees in Family
of Investment Companies                 E              E            E             E
-----------------------------------------------------------------------------------------

                                                      NAME OF TRUSTEES
-----------------------------------------------------------------------------------------
                                    KENNETH E.      JOHN B.     JEANNE D.      KATHRYN A.
                                     SCOTT          SHOVEN      WOHLERS        HALL
-----------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     Arizona Municipal Bond            A              A           A              A
-----------------------------------------------------------------------------------------
     Florida Municipal Bond            A              A           A              A
-----------------------------------------------------------------------------------------
     High-Yield Municipal              A              A           A              A
-----------------------------------------------------------------------------------------
     Tax-Free Bond                     A              A           A              A
-----------------------------------------------------------------------------------------
     Tax-Free Money Market             A              A           A              A
-----------------------------------------------------------------------------------------
Aggregate Dollar Range of
Equity Securities in all
Registered Investment Companies
Overseen by Trustees in Family
of Investment Companies                E              D           E              C
-----------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

------
32

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Directors Tenure
*  Directors' Stock Options Plans
*  Directors' Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About Us" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

------
33

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of September 2, 2004, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund:

                                              PERCENTAGE OF   PERCENTAGE OF
                                              OUTSTANDING     OUTSTANDING
FUND/                                         SHARES OWNED    SHARES OWNED
CLASS   SHAREHOLDER                           OF RECORD       BENEFICIALLY (1)
--------------------------------------------------------------------------------
Arizona Municipal Bond
--------------------------------------------------------------------------------
  Investor
        Charles Schwab & Co., Inc.            28%             0%
        San Francisco, California
--------------------------------------------------------------------------------
  A
        Charles Schwab & Co., Inc.            84%             0%
        San Francisco, California

        American Enterprise Investment Svcs   7%              0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
  B
        American Century Investment           100%            0%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
  C
        American Enterprise Investment Svcs   51%             0%
        Minneapolis, Minnesota
        MLPF&S, Inc.                          48%             0%
        Jacksonville, Florida
--------------------------------------------------------------------------------
Florida Municipal Bond
--------------------------------------------------------------------------------
  Investor
        Charles Schwab & Co., Inc.            27%             0%
        San Francisco, California

        Morgan Guaranty Trust of New York     17%             0%
        Newark, Delaware
--------------------------------------------------------------------------------
  A
        Charles Schwab & Co., Inc.            72%             0%
        San Francisco, California

        MLPF&S, Inc.                          9%              0%
        Jacksonville, Florida
        American Enterprise Investment Svcs   9%              0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
  B
        American Enterprise Investment Svcs   57%             0%
        Minneapolis, Minnesota

        Edward Jones & Co.                    0%              29%
            Geraldine C. Hiebert              29%             0%
            Maryland Heights, Missouri

        American Century Investment           14%             0%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
34

                                              PERCENTAGE OF   PERCENTAGE OF
                                              OUTSTANDING     OUTSTANDING
FUND/                                         SHARES OWNED    SHARES OWNED
CLASS   SHAREHOLDER                           OF RECORD       BENEFICIALLY (1)
--------------------------------------------------------------------------------
Florida Municipal Bond
--------------------------------------------------------------------------------
  C
        MLPF&S, Inc.                          71%             0%
        Jacksonville, Florida

        American Enterprise Investment Svcs   8%              0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
High-Yield Municipal
--------------------------------------------------------------------------------
  Investor
        National Financial Services Corp.     13%             0%
        New York, New York

        Pershing LLC                          11%             0%
        Jersey City, New Jersey

        E*Trade Clearing LLC                  6%              0%
        West Sacramento, California
--------------------------------------------------------------------------------
  A
        Charles Schwab & Co., Inc.            47%             0%
        San Francisco, California

        National Financial Services Corp.     23%             0%
        New York, New York

        MLPF&S, Inc.                          10%             0%
        Jacksonville, Florida
--------------------------------------------------------------------------------
  B
        MLPF&S, Inc.                          44%             0%
        Jacksonville, Florida

        Citigroup Global Markets              5%              0%
        New York, New York

        American Enterprise Investment Svcs   5%              0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
  C
        MLPF&S, Inc.                          62%             0%
        Jacksonville, Florida
--------------------------------------------------------------------------------
Tax-Free Bond
--------------------------------------------------------------------------------
  Investor
        Charles Schwab & Co., Inc.            27%             0%
        San Francisco, California

        MLPF&S, Inc.                          7%              0%
        Jacksonville, Florida
--------------------------------------------------------------------------------
  Institutional
        Charles Schwab & Co., Inc.            99.84%          0%
        San Francisco, California
--------------------------------------------------------------------------------
Tax-Free Money Market
--------------------------------------------------------------------------------
  Investor
        None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
35

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares or more than 25% of the voting securities of American Century Municipal Trust. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of September 2, 2004, the officers and trustees of the funds, as a group, owned 1.15% of the Investor Class of Tax-Free Money Market and owned less than 1% of all other classes of the other funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectuses under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

------
36

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                       0.2700%
--------------------------------------------------------------------------------
Next $1 billion                                                        0.2270%
--------------------------------------------------------------------------------
Next $3 billion                                                        0.1860%
--------------------------------------------------------------------------------
Next $5 billion                                                        0.1690%
--------------------------------------------------------------------------------
Next $15 billion                                                       0.1580%
--------------------------------------------------------------------------------
Next 25 billion                                                        0.1575%
--------------------------------------------------------------------------------
Thereafter                                                             0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE
FOR ARIZONA MUNICIPAL BOND, FLORIDA MUNICIPAL BOND AND TAX-FREE BOND
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                       0.2800%
--------------------------------------------------------------------------------
Next $1 billion                                                        0.2280%
--------------------------------------------------------------------------------
Next $3 billion                                                        0.1980%
--------------------------------------------------------------------------------
Next $5 billion                                                        0.1780%
--------------------------------------------------------------------------------
Next $15 billion                                                       0.1650%
--------------------------------------------------------------------------------
Next $25 billion                                                       0.1630%
--------------------------------------------------------------------------------
Thereafter                                                             0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                       0.4100%
--------------------------------------------------------------------------------
Next $1 billion                                                        0.3580%
--------------------------------------------------------------------------------
Next $3 billion                                                        0.3280%
--------------------------------------------------------------------------------
Next $5 billion                                                        0.3080%
--------------------------------------------------------------------------------
Next $15 billion                                                       0.2950%
--------------------------------------------------------------------------------
Next $25 billion                                                       0.2930%
--------------------------------------------------------------------------------
Thereafter                                                             0.2925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                           FEE RATE FOR INVESTOR CLASS,      FEE RATE FOR
COMPLEX ASSETS             A CLASS, B CLASS AND C CLASS      INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
First $2.5 billion         0.3100%                           0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion          0.3000%                           0.1000%
--------------------------------------------------------------------------------
Next $15 billion           0.2985%                           0.0985%
--------------------------------------------------------------------------------
Next $25 billion           0.2970%                           0.0970%
--------------------------------------------------------------------------------
Next $25 billion           0.2870%                           0.0870%
--------------------------------------------------------------------------------
Next $25 billion           0.2800%                           0.0800%
--------------------------------------------------------------------------------
Next $25 billion           0.2700%                           0.0700%
--------------------------------------------------------------------------------
Next $25 billion           0.2650%                           0.0650%
--------------------------------------------------------------------------------
Next $25 billion           0.2600%                           0.0600%
--------------------------------------------------------------------------------
Next $25 billion           0.2550%                           0.0550%
--------------------------------------------------------------------------------
Thereafter                 0.2500%                           0.0500%
--------------------------------------------------------------------------------

------
37

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

------
38

Unified management fees incurred by each fund for the fiscal periods ended May
31, 2004, 2003 and 2002, are indicated in the following table.

UNIFIED MANAGEMENT FEES(1)
--------------------------------------------------------------------------------
FUND                            2004                 2003             2002
--------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class                $335,094           $359,414           $297,741
--------------------------------------------------------------------------------
  A Class                       $645               N/A                N/A
--------------------------------------------------------------------------------
  B Class                       $3                 N/A                N/A
--------------------------------------------------------------------------------
  C Class                       $6                 N/A                N/A
--------------------------------------------------------------------------------
Florida Municipal Bond
  Investor Class                $312,370           $321,620           $267,226
--------------------------------------------------------------------------------
  A Class                       $276               N/A                N/A
--------------------------------------------------------------------------------
  B Class                       $11                N/A                N/A
--------------------------------------------------------------------------------
  C Class                       $876               N/A                N/A
--------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class                $341,035           $281,749           $195,903
--------------------------------------------------------------------------------
  A Class                       $92,917            $1,326             N/A(2)
--------------------------------------------------------------------------------
  B Class                       $11,257            $439               N/A(2)
--------------------------------------------------------------------------------
  C Class                       $30,890            $1,831             N/A(2)
--------------------------------------------------------------------------------
Tax-Free Bond
  Investor Class                $3,058,474         $2,611,101         $1,360,649
--------------------------------------------------------------------------------
  Institutional Class           $21,345            $1,390             N/A(2)
--------------------------------------------------------------------------------
Tax-Free Money Market
  Investor Class                $1,300,357         $1,310,134         $1,224,240
--------------------------------------------------------------------------------

(1)  NET OF REIMBURSEMENTS OR WAIVERS.

(2)  THE CLASS WAS NOT IN OPERATION FOR THE FISCAL YEAR.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR, on page 36.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means that the distributor

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39

has no liability for unsold shares. The advisor pays ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT ADVISOR, on page 36. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund,
(2)  assisting and consulting in connection with SEC filings, and
(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

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40

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the
Trust. In addition, each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote, or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by
(1) approval of at least two-thirds of the shares of that fund, or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

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41

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class, Institutional
Class, A Class, B Class and C Class. Not all funds offer all five classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge Institutional Class a lower total management fee. The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A
Class Plan, B Class Plan and C Class Plan, respectively and collectively, the
Plans) described below. The Plans have been adopted by the funds' Board of
Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment
Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan, respectively.
The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the
Plans must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the
Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

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42

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2004, the aggregate amount of fees paid under the A Class Plan was:

        Arizona Municipal Bond        $322
        Florida Municipal Bond        $138
        High-Yield Municipal       $36,845

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

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43

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2004, the aggregate amount of fees paid under the B Class Plan was:

        Arizona Municipal Bond        $7
        Florida Municipal Bond        $23
        High-Yield Municipal      $17,855

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44

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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45

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2004, the aggregate amount of fees paid under the C Class Plan was:

        Arizona Municipal Bond           $11
        Florida Municipal Bond        $1,749
        High Yield Municipal         $43,994

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

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46

(c)  compensating and paying expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectus for those classes in the section titled "Choosing a
Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor, employees of those persons and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

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47

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

The aggregate contingent deferred sales charges paid to the Distributor in the fiscal year ended May 31, 2004, were:

High-Yield Municipal    $4,444

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

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48

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Fund

The money market fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by the Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.
While the day-to-day operation of the money market fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed .025%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that primarily protects the money market fund against default of principal or interest payments on the instruments they hold and against bankruptcy by issuers and credit enhancers of these instruments. Although the fund will

------
49

be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance. The insurance does not guarantee or insure that the fund will be able to maintain a stable net asset value of
$1.00 per share.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced by using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

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50

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). If a fund elects to include market discount in income in the tax years to which it is attributable, the market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased through taxable accounts, distributions of net investment income (if not considered exempt from federal tax) and net short-term capital gains are taxable to you as ordinary income.

As of May 31, 2004, the funds in the table below had the following capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                                  CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Florida Municipal Bond                $144,503 (expiring in 2011)
--------------------------------------------------------------------------------
High-Yield Municipal                  $1,956,410 (expiring in 2008 through 2011)
--------------------------------------------------------------------------------
Tax-Free Bond                         $663,101 (expiring in 2011)
--------------------------------------------------------------------------------
Tax-Free Money Market                 $57,562 (expiring in 2008 through 2011)
--------------------------------------------------------------------------------

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users.
Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If the funds were to hold such a bond, they might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

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51

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and the income tax provisions of several states.

Each fund may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' Annual Reports for the fiscal year ended May
31, 2004, are incorporated herein by reference.

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52

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA       This is the highest rating assigned by S&P to a debt obligation.
          It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A         Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
          conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB       Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
          conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
          Debt rated below BBB is regarded as having significant
          speculative characteristics.
--------------------------------------------------------------------------------
BB        Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B         Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC       Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and
          economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC        Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
          subordinated to senior debt that is assigned an actual or
          implied CCC rating.
--------------------------------------------------------------------------------
C         The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D         Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

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53

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa    This is the highest rating assigned by Moody's to a debt obligation.
       It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa     Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A      Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
       Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa    Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
       While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative
       characteristics.
--------------------------------------------------------------------------------
Ba     Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B      Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa    Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca     Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C      This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

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54

FITCH, INC.
-----------------------------------------------------------------------------------
AAA        Debt rated in this category has the lowest expectation of credit risk.
           Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
-----------------------------------------------------------------------------------
AA         Debt rated in this category has a very low expectation of credit risk.
           Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
-----------------------------------------------------------------------------------
A          Debt rated in this category has a low expectation of credit risk.
           Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
-----------------------------------------------------------------------------------
BBB        Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
-----------------------------------------------------------------------------------
BB         Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
           However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this
           category are not investment grade.
-----------------------------------------------------------------------------------
B          Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
-----------------------------------------------------------------------------------
CCC, CC, C Debt rated in these categories has a real possibility for default.
           Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a
           C rating signals imminent default.
-----------------------------------------------------------------------------------
DDD, DD, D The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

           Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process;
           those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
-----------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

------
55

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1          Prime-1           This indicates that the degree of safety
             (P-1)             regarding timely payment is strong.
                               Standard & Poor's rates those issues determined
                               to possess extremely strong safety
                               characteristics as A-1+.
--------------------------------------------------------------------------------
A-2          Prime-2           Capacity for timely payment on commercial
             (P-2)             paper is satisfactory, but the relative
                               degree of safety is not as high as for issues
                               designated A-1. Earnings trends and
                               coverage ratios, while sound, will be
                               more subject to variation. Capitalization
                               characteristics, while still appropriated,
                               may be more affected by external
                               conditions. Ample alternate liquidity is
                               maintained.
--------------------------------------------------------------------------------
A-3          Prime-3           This indicates satisfactory capacity for
             (P-3)             timely repayment. Issues that carry this
                               rating are somewhat more vulnerable to the
                               adverse changes in circumstances than
                               obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S               DESCRIPTION
--------------------------------------------------------------------------------
SP-1         MIG-1; VMIG-1         Notes are of the highest quality enjoying
                                   strong protection from established cash
                                   flows of funds for their servicing or from
                                   established and broad-based access
                                   to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2         MIG-2; VMIG-2         Notes are of high quality, with margins
                                   of protection ample, although not so large
                                   as in the preceding group.
--------------------------------------------------------------------------------
SP-3         MIG-3; VMIG-3         Notes are of favorable quality, with all
                                   security elements accounted for, but
                                   lacking the undeniable strength of the
                                   preceding grades. Market access for
                                   refinancing, in particular, is likely to be
                                   less well-established.
--------------------------------------------------------------------------------
SP-4         MIG-4; VMIG-4         Notes are of adequate quality, carrying
                                   specific risk but having protection and
                                   not distinctly or predominantly speculative.
--------------------------------------------------------------------------------

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56

NOTES

------
57

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-38722 0410

AMERICAN CENTURY MUNICIPAL TRUST

PART C   OTHER INFORMATION

Item 22.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a) Amended and Restated  Agreement and  Declaration of Trust,  dated March
26, 2004, is included herein.

     (b) Amended and Restated Bylaws, dated March 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 19 to the Registration Statement of
American Century  International Bond Funds on April 29, 2004, File No. 33-43321,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Declaration of Trust,  appearing as Exhibit a2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of
the  Registrant;  and Article II,  Article  VII,  Article VIII and Article IX of
Registrant's   Amended  and   Restated   Bylaws   appearing  as  Exhibit  b2  to
Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

     (d) Amended and Restated  Management  Agreement  between  American  Century
Municipal Trust and American Century Investment  Management,  Inc., dated August
1, 2004, is included herein.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229,  and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated February 27, 2004 (filed electronically  as  Exhibit  e4 to  Post-Effective  Amendment  No.  104  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with  American  Century  Investment  Services,  Inc.,  dated May 1, 2004  (filed electronically  as  Exhibit  e5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American  Century  Investment  Services,  Inc., dated August 1, 2004 (filed electronically  as  Exhibit  e5  to  Post-Effective  Amendment  No.  24  to  the
Registration  Statement of American  Century  Investment Trust on July 29, 2004,
File No. 33-65170, and incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit b9b to Post-Effective  Amendment No. 23 to the Registration Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment No. 2 to the Transfer Agency Agreement with and American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229,  and incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (10) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i) Opinion and  Consent of Counsel,  dated as of February  27, 2004 (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  42  to  the
Registration Statement of the Registrant on February 26, 2004, File No. 2-91229,
and incorporated herein by reference).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, is included herein.

          (2) Power of Attorney,  dated March 1, 2004 (filed  electronically  as
Exhibit j2 to Post-Effective  Amendment No. 34 to the Registration  Statement of
American  Century  Quantitative  Equity Funds,  Inc., on March 1, 2004, File No.
33-19589, and incorporated herein by reference).

          (3) Secretary's Certificate, dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 34 to the Registration  Statement
of American Century  Quantitative  Equity Funds, Inc. on March 1, 2004, File No.
33-19589, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (2)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (3)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (4)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement  of the  Registrant  on  September  30,  2002,  File No.
2-91229, and incorporated herein by reference).

          (6)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   January  2,  2004,   (filed
electronically  as  Exhibit  m6  to  Post-Effective  Amendment  No.  42  to  the
Registration Statement of the Registrant on February 26, 2004, File No. 2-91229,
and incorporated herein by reference).

          (7)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (8) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (9)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (10) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (11)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the Registration Statement of the Registrant on December 23,
2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

     (o) Reserved.

     (p) American Century  Investments Code of Ethics (filed  electronically  as
Exhibit p to  Pre-Effective  Amendment  No. 1 to the  Registration  Statement of
American Century Asset Allocation Portfolios,  Inc. on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

Item 23. Persons Controlled by or Under Control with Fund.

The  persons  who  serve  as  the  trustees  of the  Registrant  also  serve  in substantially identical capacities of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification.

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of  Trust,  incorporated  herein  by  reference  to  Exhibit  a2 to
Post-Effective  Amendment No. 31 to the  Registration  Statement on Form N-1A of
the  Registrant,  "The  Trustees  shall be entitled and empowered to the fullest extent  permitted by law to purchase  insurance for and to provide by resolution or in the Bylaws for  indemnification  out of Trust assets for liability and for all expenses  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the Trust. The provisions,  including any exceptions and limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended and restated on March 9, 1998, incorporated  herein by reference to Exhibit b2 to Post-Effective  Amendment No.
23 to the  Registration  Statement of the Registrant on March 26, 1998, File No.
2-91229.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of Investment Advisor.

None.

Item 26. Principal Underwriters.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*        with Underwriter            with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director            none

James E. Stowers III    Co-Chairman and Director         none

William M. Lyons        President, Chief Executive       President,
                        Officer and Director             Chairman and
                                                         Trustee

Robert T. Jackson       Executive Vice President,        Executive Vice
                        Chief Financial Officer          President
                        and Chief Accounting Officer

Donna Byers             Senior Vice President            none

Brian Jeter             Senior Vice President            none

Mark Killen             Senior Vice President            none

Dave Larrabee           Senior Vice President            none

Barry Mayhew            Senior Vice President            none

David C. Tucker         Senior Vice President      Senior Vice President
                        and General Counsel        and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 28. Management Services
Not applicable.

Item 29. Undertakings
Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment  Company
Act of 1940, the Registrant  certifies  that it meets all the  requirements  for effectiveness of this Registration  Statement  amendment pursuant to Rule 485(b)
promulgated  under the Securities  Act of 1933, as amended,  and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized, in the City of Kansas  City,  State of Missouri,  on the 28th day of  September,
2004.

                      AMERICAN CENTURY MUNICIPAL TRUST (Registrant)

                      By: /*/ William M. Lyons
                          ------------------------------------------
                          William M. Lyons
                          President and Principal Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  amendment  has been  signed  below by the  following  persons  in the capacities and on the dates indicated.

                                                              Date

*William M. Lyons           President, Trustee and    September 28, 2004
-------------------------   Principal Executive
William M. Lyons            Officer

*Maryanne Roepke            Senior Vice President,    September 28, 2004
-------------------------   Treasurer and Chief
Maryanne Roepke             Chief Accounting Officer

*Albert A. Eisenstat        Trustee                   September 28, 2004
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson           Trustee                   September 28, 2004
-------------------------
Ronald J. Gilson

*Myron S. Scholes           Trustee                   September 28, 2004
-------------------------
Myron S. Scholes

*Kenneth E. Scott           Trustee                   September 28, 2004
-------------------------
Kenneth E. Scott

*John B. Shoven             Trustee                   September 28, 2004
-------------------------
John B. Shoven

*Jeanne D. Wohlers          Trustee                   September 28, 2004
-------------------------
Jeanne D. Wohlers

*Kathryn A. Hall            Trustee                   September 28, 2004
-------------------------
Kathryn A. Hall

/s/ Brian L. Brogan
--------------------------------------------
Brian L. Brogan
*by Brian L. Brogan, Attorney in Fact
(pursuant to Power of Attorney
dated March 1, 2004)